SHARE CAPITAL (Details)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Disclosure of classes of share capital [abstract]
Options, outstanding, beginning | shares		9,591,000
Options, granted | shares	3,820,000	3,965,000
Options, expired | shares	(90,000)	(315,000)
Options, cancelled | shares	(1,801,250)	(2,247,000)
Options, forfeited | shares		(794,000)
Options, exercised | shares	(1,233,750)	(622,500)
Options, outstanding, ending | shares	10,272,500
Weighted average exercise price, beginning | $ / shares	$ 0.31	$ 0.34
Weighted average exercise price, granted | $ / shares	.28	0.31
Weighted average exercise price, expired | $ / shares	.50	0.65
Weighted average exercise price, cancelled | $ / shares	.30	0.32
Weighted average exercise price, forfeited | $ / shares		0.54
Weighted average exercise price, exercised | $ / shares	0.24	0.28
Weighted average exercise price, outstanding, ending | $ / shares	$ 0.31	$ 0.31